COMMITMENTS AND CONTINGENCIES - Additional Information - 2 Other Commitments - Regular/Provision License (Detail)	Aug. 15, 2016	Aug. 10, 2016
Commitments And Contingencies [Line Items]
Discontinued rate of license fees for payment of corporate income tax	10.00%
Bloomberry Resorts and Hotels, Inc. [Member]
Commitments And Contingencies [Line Items]
Franchise tax on the gross revenue or earnings		5.00%